Fair Value Measurements	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

NOTE 4:- FAIR VALUE MEASUREMENTS

The following is a summary of marketable securities:

	December 31, 2019
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$27,624	$24	$(11)	$27,637
Government debentures	4,930	-	-	4,930
	32,554	24	(11)	32,567

Matures after one year through three years:
Corporate debentures	91,887	575	(117)	92,345
Government debentures	3,030	21	(3)	3,048
	94,917	596	(120)	95,393

Total	$127,471	$620	$(131)	$127,960

	December 31, 2018
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$3,999	$-	$(18)	$3,981
	3,999	-	(18)	3,981

Matures after one year through three years:
Corporate debentures	33,698	29	(346)	33,381
Government debentures	11,360	-	(138)	11,222
	45,058	29	(484)	44,603

Total	$49,057	$29	$(502)	$48,584

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values were as follows:

	December 31, 2019
	Less than 12 months		12 months or greater		Total
	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses

Corporate debentures	$57,753	$(127)	$3,801	$(1)	$61,554	$(128)
Government debentures	2,552	(3)	-	-	2,552	(3)

Total	$60,305	$(130)	$3,801	$(1)	$64,106	$(131)

	December 31, 2018
	Less than 12 months		12 months or greater		Total
	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses

Corporate debentures	$12,017	$(126)	$16,547	$(238)	$28,564	$(364)
Government debentures	8,864	(117)	2,357	(21)	11,221	(138)

Total	$20,881	$(243)	$18,904	$(259)	$39,785	$(502)

The below table sets forth the Company’s assets and liabilities that were measured at fair value as of December 31, 2019 and 2018 by level within the fair value hierarchy.

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$127,960	$-	$127,960
Foreign currency derivative contracts	-	16	-	16

Total financial assets	$-	$127,976	$-	$127,976

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$48,584	$-	$48,584

Total financial assets	$-	$48,584	$-	$48,584

Liabilities:
Foreign currency derivative contracts	$-	$111	$-	$111

Total financial liabilities	$-	$111	$-	$111